CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data		Total	Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Treasury Shares
Beginning Balance at Dec. 31, 2008		$ 26,086	$ 116	$ 74,771	$ (48,952)	$ 194	$ (43)
Beginning Balance (in shares) at Dec. 31, 2008			28,655,670
Employee options exercised (in shares)			1,588,660
Employee options exercised		3,178	8	3,170
Stock-based compensation expense related to employees and consultants		992		992
Accumulated other comprehensive income		(112)				(112)
Net income		12,514			12,514
Ending Balance at Dec. 31, 2009		42,658	124	78,933	(36,438)	82	(43)
Ending Balance (in shares) at Dec. 31, 2009			30,244,330
Employee options exercised (in shares)			389,897
Employee options exercised		1,070	2	1,068
Stock-based compensation expense related to employees and consultants		1,169		1,169
Accumulated other comprehensive income		146				146
Net income		9,045			9,045
Ending Balance at Dec. 31, 2010		54,088	126	81,170	(27,393)	228	(43)
Ending Balance (in shares) at Dec. 31, 2010			30,634,227
Employee options exercised (in shares)			734,661
Employee options exercised		1,487	5	1,482
Stock-based compensation expense related to employees and consultants		1,731		1,731
Accumulated other comprehensive income	[1]	(395)				(395)
Dividend		(10,017)			(10,017)
Net income		12,210			12,210
Ending Balance at Dec. 31, 2011		$ 59,104	$ 131	$ 84,383	$ (25,200)	$ (167)	$ (43)
Ending Balance (in shares) at Dec. 31, 2011			31,368,888

[1]	Loss on derivatives designated for cash flow hedge is $440 and gain on marketable securities is $45.